Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,326,871	$ 958,869
Less: accumulated depreciation	(573,958)	(467,678)
Less: accumulated impairment loss	0	0
Exchange differences	14,433	16,790
Property and equipment, net	767,346	507,981
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	394,290	270,968
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,314	6,064
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	193,822	142,622
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	215,109	167,515
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	490,484	347,415
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,852	$ 24,285